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| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
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| Sec File No. 91 - | | and 9 Copies | | Expires: |

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

17019595

SEC Mail Processing Section DEC 06 2017 Washington DC 415

3. Class of New Derivative Securities Product:

**Investment Company Unit**

4. Name of Underlying Instrument:

**SummerHaven Private Equity Strategy Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**BUY**

RECEIVED 2017 DEC -6 PM 1:31 SEC / TM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, NYSE American, NASDAQ**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+2/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Associate General Counsel and Assistant Secretary**

Telephone Number:

**(212) 656-2938**

Manual Signature of Official Responsible for Form:

[signature]

**December 5, 2017**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 06 2017 |

SEC 2449 (1/99)